Offerings	Aug. 31, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value NIS 0.00032 per share, reserved for issuance pursuant to options outstanding under the Pulsenmore Ltd. 2019 Amended Share Incentive Plan
Amount Registered | shares	383,231
Proposed Maximum Offering Price per Unit	14.89
Maximum Aggregate Offering Price	$ 5,706,309.59
Fee Rate	0.01381%
Amount of Registration Fee	$ 788.05
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also includes an indeterminate number of additional shares that become issuable under the Pulsenmore Ltd. 2019 Amended Share Incentive Plan and Pulsenmore Ltd. 2023 United States Sub-Plan to the 2019 Amended Share Incentive Plan (collectively, the "Plans"), as applicable, as a result of anti-dilution provisions described therein by reason of any dividend, share split, recapitalization or other similar transaction effected without the receipt of consideration leading to an increase in the number of outstanding shares. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) of the Securities Act based on $14.89, the weighted average exercise price per ordinary share (rounded to the nearest cent) of the outstanding option awards under the Plans as of the date of this registration statement, expressed in U.S. dollars based on the Bank of Israel exchange rate on August 28, 2026 ($1.00=NIS 2.9680).
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value NIS 0.00032 per share, reserved for issuance pursuant to the Pulsenmore Ltd. 2019 Amended Share Incentive Plan
Amount Registered | shares	7,388,344
Proposed Maximum Offering Price per Unit	2.595
Maximum Aggregate Offering Price	$ 19,172,752.68
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,647.76
Offering Note	Pursuant to Rule 416(a) under the Securities Act this registration statement also includes an indeterminate number of additional shares that become issuable under the Plans, as applicable, as a result of anti-dilution provisions described therein by reason of any dividend, share split, recapitalization or other similar transaction effected without the receipt of consideration leading to an increase in the number of outstanding shares. Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, based upon the average of the high ($2.66) and low ($2.53) sales prices of the registrant's ordinary shares as reported on the Nasdaq Capital Market on August 28, 2026.